HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Consumer Staples - 3.6%
Consumer Staples Merchandise Retail - 3.6%
Costco Wholesale Corp.	221	$206,739

Financials - 10.9%
Financial Exchanges & Data - 2.7%
Cboe Global Markets, Inc.	648	157,250

Transaction & Payment Processing Services - 8.2%
Mastercard, Inc. - Class A	448	230,093
Visa, Inc. - Class A	699	239,820
		469,913
Total Financials		627,163

Health Care - 8.6%
Life Sciences Tools & Services - 8.6%
Agilent Technologies, Inc.	1,921	255,167
Thermo Fisher Scientific, Inc.	478	239,650
Total Health Care		494,817

Industrials - 36.9% (a)
Construction & Engineering - 4.0%
Comfort Systems USA, Inc.	115	227,924

Construction Machinery & Heavy Transportation Equipment - 8.2%
Cummins, Inc.	326	232,506
Federal Signal Corp.	1,863	239,377
		471,883
Data Processing & Outsourced Services - 3.5%
Broadridge Financial Solutions, Inc.	1,492	204,330

Diversified Support Services - 3.9%
Cintas Corp.	1,327	225,696

Industrial Machinery & Supplies & Components - 13.1%
Illinois Tool Works, Inc.	873	236,120
Pentair PLC	2,882	220,934
Watts Water Technologies, Inc. - Class A	753	294,762
		751,816
Trading Companies & Distributors - 4.2%
Fastenal Co.	5,069	243,464
Total Industrials		2,125,113

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Information Technology - 23.6%
Application Software - 6.3%
Descartes Systems Group, Inc. (b)	3,109	$215,267
Intuit, Inc.	561	146,421
		361,688
Electronic Equipment & Instruments - 4.8%
Badger Meter, Inc.	1,872	277,767

IT Consulting & Other Services - 2.7%
Accenture PLC - Class A	1,241	154,430

Semiconductor Materials & Equipment - 5.6%
Lam Research Corp.	751	325,431

Systems Software - 4.2%
ServiceNow, Inc. (b)	2,432	241,449
Total Information Technology		1,360,765

Materials - 12.2%
Industrial Gases - 4.1%
Linde PLC	451	234,042

Metal, Glass & Plastic Containers - 3.9%
AptarGroup, Inc.	1,806	226,111

Specialty Chemicals - 4.2%
Sherwin-Williams Co.	700	241,024
Total Materials		701,177
TOTAL COMMON STOCKS (Cost $5,553,446)		5,515,774

REAL ESTATE INVESTMENT TRUSTS - 3.7%
Real Estate - 3.7%
Data Center REITs - 3.7%
Equinix, Inc.	207	215,775
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $162,249)		215,775

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.57% (c)	27,519	27,519
TOTAL MONEY MARKET FUNDS (Cost $27,519)		27,519

TOTAL INVESTMENTS - 100.0% (Cost $5,743,214)		$5,759,068
Other Assets in Excess of Liabilities - 0.0% (d)		892
TOTAL NET ASSETS - 100.0%		$5,759,960

Percentages are stated as a percent of net assets.

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

HONEYTREE U.S. EQUITY ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Honeytree U.S. Equity ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$5,515,774	$—	$—	$5,515,774
Real Estate Investment Trusts	215,775	—	—	215,775
Money Market Funds	27,519	—	—	27,519
Total Investments	$5,759,068	$—	$—	$5,759,068

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4